Foreclosed Asset (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Presentation of Balances in Foreclosed Assets

As of December 31, 2017 and December 31, 2016, the composition of the Company’s balance in foreclosed assets are as follows:

	December 31,
	2017	2016
One-to-four family mortgages	$169	135
Home equity line of credit	—	28
Multi-family	—	1,775
Land	3,200	—
Non-residential real estate	—	459

Total foreclosed assets	$3,369	2,397